UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 8/31/11

Item 1.  Schedule of Investments.

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2011
Shares		Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 1.3%
15,000	United Technologies Corp.	$ 1,113,750

	AUTO MANUFACTURERS - 1.1%
82,000	Ford Motor Co. *	911,840

	BANKS - 7.0%
43,930	Bank of New York Mellon Corp.	908,033
7,000	Goldman Sachs Group, Inc.	813,540
42,000	JPMorgan Chase & Co.	1,577,520
51,000	Morgan Stanley	892,500
32,300	US Bancorp	749,683
40,000	Wells Fargo & Co.	1,044,000
		5,985,276
	BEVERAGES - 3.4%
26,000	Coca-Cola Co.	1,831,700
17,200	PepsiCo, Inc.	1,108,196
		2,939,896
	BIOTECHNOLOGY - 1.0%
14,800	Celgene Corp. *	880,156

	CHEMICALS - 0.9%
7,800	Praxair, Inc.	768,222

	COMPUTERS - 6.9%
6,350	Apple, Inc. *	2,443,670
57,900	EMC Corp. *	1,307,961
30,700	Hewlett-Packard Co.	799,121
8,000	International Business Machines Corp.	1,375,280
		5,926,032
	COSMETICS/PERSONAL CARE - 2.2%
8,000	Colgate-Palmolive Co.	719,760
18,000	Procter & Gamble Co.	1,146,240
		1,866,000
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
22,800	American Express Co.	1,133,388
16,750	T Rowe Price Group, Inc.	895,790
		2,029,178
	ELECTRIC - 3.2%
14,500	Alliant Energy Corp.	588,265
17,400	Dominion Resources, Inc.	848,076
10,000	Exelon Corp.	431,200
21,000	Southern Co.	868,560
		2,736,101
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
9,000	Emerson Electric Co.	418,950

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	FOOD - 2.6%
22,500	General Mills, Inc.	$ 852,975
9,000	HJ Heinz Co.	473,760
25,000	Kraft Foods, Inc. - Cl. A	875,500
		2,202,235
	FOREST PRODUCTS & PAPER - 0.8%
25,500	International Paper Co.	692,325

	HEALTHCARE-PRODUCTS - 3.5%
14,900	Baxter International, Inc.	834,102
13,300	Johnson & Johnson	875,140
21,100	Medtronic, Inc.	739,977
9,700	Zimmer Holdings, Inc. *	551,833
		3,001,052
	HEALTHCARE-SERVICES - 1.0%
21,000	Aetna, Inc.	840,630

	INSURANCE - 4.8%
21,000	Berkshire Hathaway, Inc. *	1,533,000
32,000	MetLife, Inc.	1,075,200
29,000	Travelers Cos, Inc.	1,463,340
		4,071,540
	INTERNET - 1.1%
1,750	Google, Inc. - Cl. A *	946,680

	IRON/STEEL - 0.9%
20,600	Nucor Corp.	743,248

	MACHINERY-CONSTRUCTION & MINING - 1.0%
9,500	Caterpillar, Inc.	864,500

	MACHINERY-DIVERSIFIED - 2.2%
23,000	Deere & Co.	1,858,860

	MEDIA - 2.4%
30,000	Comcast Corp.	645,300
29,000	Time Warner, Inc.	918,140
15,000	Walt Disney Co.	510,900
		2,074,340
	MINING - 0.9%
16,900	Freeport-McMoRan Copper & Gold, Inc.	796,666

	MISCELLANEOUS MANUFACTURING - 5.5%
7,000	3M Co.	580,860
23,000	Danaher Corp.	1,053,630
76,750	General Electric Co.	1,251,793
37,000	Honeywell International, Inc.	1,768,970
		4,655,253
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	OIL & GAS - 9.4%
10,000	Chevron Corp.	$ 989,100
12,500	ConocoPhillips	850,875
13,800	Devon Energy Corp.	936,054
36,800	Exxon Mobil Corp.	2,724,672
18,000	Hess Corp.	1,068,120
26,100	Marathon Oil Corp.	702,612
9,000	Occidental Petroleum Corp.	780,660
		8,052,093
	OIL & GAS SERVICES - 2.7%
24,500	Halliburton Co.	1,087,065
15,800	Schlumberger Ltd.	1,234,296
		2,321,361
	PHARMACEUTICALS - 6.2%
16,300	Abbott Laboratories	855,913
36,000	Bristol-Myers Squibb Co.	1,071,000
19,800	Cardinal Health, Inc.	841,500
27,900	Merck & Co., Inc.	924,048
30,000	Mylan, Inc. *	622,800
14,000	Watson Pharmaceuticals, Inc. *	939,680
		5,254,941
	RETAIL - 9.1%
12,000	Bed Bath & Beyond, Inc. *	682,320
10,800	Costco Wholesale Corp.	848,232
18,000	Darden Restaurants, Inc.	865,800
24,300	Home Depot, Inc.	811,134
23,500	Ltd Brands, Inc.	886,890
9,500	McDonald's Corp.	859,370
21,000	Nordstrom, Inc.	954,660
16,500	TJX Cos, Inc.	901,230
18,400	Wal-Mart Stores, Inc.	979,064
		7,788,700
	SEMICONDUCTORS - 3.5%
27,500	Analog Devices, Inc.	908,050
22,500	Broadcom Corp. *	802,125
65,500	Intel Corp.	1,318,515
		3,028,690
	SOFTWARE - 4.2%
28,500	Adobe Systems, Inc. *	719,340
48,800	Microsoft Corp.	1,298,080
55,000	Oracle Corp.	1,543,850
		3,561,270
	TELECOMMUNICATIONS - 4.5%
22,200	AT&T, Inc.	632,256
48,400	Cisco Systems, Inc.	758,912
35,300	QUALCOMM, Inc.	1,816,538
18,000	Verizon Communications, Inc.	651,060
		3,858,766
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares		Value

	TRANSPORTATION - 1.6%
8,000	Norfolk Southern Corp.	$ 541,440
12,000	United Parcel Service, Inc. - Cl. B	808,680
		1,350,120

	TOTAL COMMON STOCK ( Cost - $76,021,605)	83,538,671

	MONEY MARKET FUND - 2.1%
1,780,288	BlackRock Liquidity Funds TempCash Portfolio - 0.01%+	1,780,288
	TOTAL MONEY MARKET FUNDS ( Cost - $1,780,288)	1,780,288

	TOTAL INVESTMENTS - 99.9% ( Cost - $77,801,893)	$ 85,318,959
	OTHER ASSETS LESS LIABILITIES - 0.1%	133,347
	NET ASSETS - 100.0%	$ 85,452,306

* Non-Income producing security.
+ Variable rate security. Rate shown is as of August 31, 2011.

At August 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 12,269,688
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(4,752,622)
Net unrealized appreciation		$ 7,517,066

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 76.6%
	AEROSPACE/DEFENSE - 3.4%
$ 500,000	Boeing Co.	3.5000	2/15/2015	$ 537,220
1,000,000	Boeing Co.	3.7500	11/20/2016	1,097,150
500,000	Rockwell Collins, Inc.	5.2500	7/15/2019	566,555
				2,200,925
	BANKS - 12.4%
1,100,000	American Express Centurion Bank	5.9500	6/12/2017	1,257,080
340,000	Bank of New York Mellon Corp.	4.6000	1/15/2020	367,883
1,000,000	JPMorgan Chase & Co.	4.7500	5/1/2013	1,055,380
1,000,000	Morgan Stanley	5.7500	10/18/2016	1,045,690
2,000,000	US Bancorp	3.1500	3/4/2015	2,098,580
1,000,000	Wells Fargo & Co.	4.3750	1/31/2013	1,041,190
1,000,000	Wells Fargo & Co.	5.0000	11/15/2014	1,066,190
				7,931,993
	BEVERAGES - 2.6%
500,000	Coca-Cola Co.	4.8750	3/15/2019	571,385
1,000,000	PepsiCo, Inc.	3.1000	1/15/2015	1,064,010
				1,635,395
	CHEMICALS - 3.5%
500,000	EI du Pont de Nemours & Co.	3.2500	1/15/2015	531,455
1,000,000	Monsanto Co.	5.1250	4/15/2018	1,156,560
500,000	Praxair, Inc.	5.2500	11/15/2014	561,715
				2,249,730
	COMMERCIAL SERVICES - 1.8%
1,000,000	Western Union Co.	5.9300	10/1/2016	1,127,940

	COMPUTERS - 2.8%
1,500,000	International Business Machines Corp.	5.7000	9/14/2017	1,787,745

	COSMETICS/PERSONAL CARE - 1.9%
625,000	Avon Products, Inc.	4.2000	7/15/2018	658,406
500,000	Procter & Gamble Co.	4.7000	2/15/2019	575,300
				1,233,706
	DIVERSIFIED FINANCIAL SERVICES - 14.9%
1,000,000	American Express Credit Corp.	5.1250	8/25/2014	1,089,760
500,000	Bear Stearns Cos, LLC	5.5500	1/22/2017	538,390
1,000,000	Bear Stearns Cos, LLC	5.7000	11/15/2014	1,095,810
500,000	Caterpillar Financial Services Corp.	4.2500	2/8/2013	521,715
1,000,000	General Electric Capital Corp.	4.2500	6/15/2012	1,020,870
1,000,000	General Electric Capital Corp.	5.3750	10/20/2016	1,097,920
2,000,000	John Deere Capital Corp.	4.5000	4/3/2013	2,110,320
2,000,000	Merrill Lynch & Co., Inc.	5.0000	1/15/2015	2,027,820
				9,502,605
	ELECTRIC - 5.2%
1,000,000	Detroit Edison Co.	5.6000	6/15/2018	1,180,050
500,000	Dominion Resources, Inc.	5.1500	7/15/2015	564,760
1,000,000	Indiana Michigan Power Co.	6.3750	11/1/2012	1,055,320
500,000	Southern Power Co.	4.8750	7/15/2015	554,975
				3,355,105
North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
$ 500,000	Emerson Electric Co.	4.8750	10/15/2019	$ 568,745
1,000,000	Emerson Electric Co.	5.3750	10/15/2017	1,195,260
				1,764,005
	FOOD - 1.7%
500,000	Campbell Soup Co.	4.5000	2/15/2019	551,305
500,000	Kellogg Co.	4.2500	3/6/2013	525,080
				1,076,385
	FOREST PRODUCTS & PAPER - 1.6%
1,000,000	International Paper Co.	6.7500	9/1/2011	1,000,000

	HEALTHCARE-PRODUCTS - 0.9%
500,000	Baxter International, Inc.	4.5000	8/15/2019	557,415

	HEALTHCARE-SERVICES - 0.9%
500,000	UnitedHealth Group, Inc.	5.0000	8/15/2014	551,875

	INSURANCE - 4.3%
500,000	Berkshire Hathaway Finance Corp.	4.6000	5/15/2013	527,915
1,000,000	Berkshire Hathaway Finance Corp.	5.4000	5/15/2018	1,141,850
500,000	MetLife, Inc.	5.0000	6/15/2015	551,935
500,000	Prudential Financial, Inc.	4.5000	7/15/2013	524,040
				2,745,740
	IRON/STEEL - 0.9%
500,000	Nucor Corp.	5.8500	6/1/2018	596,000

	OIL & GAS - 2.6%
500,000	Apache Corp.	5.2500	4/15/2013	534,765
1,000,000	Occidental Petroleum Corp.	4.1250	6/1/2016	1,109,760
				1,644,525
	RETAIL - 3.5%
1,000,000	Lowe's Cos, Inc.	4.6250	4/15/2020	1,099,600
500,000	Starbucks Corp.	6.2500	8/15/2017	588,625
500,000	Wal-Mart Stores, Inc.	3.2000	5/15/2014	531,160
				2,219,385
	SOFTWARE - 0.9%
500,000	Microsoft Corp.	4.2000	6/1/2019	552,750

	TELECOMMUNICATIONS - 8.0%
1,000,000	AT&T, Inc.	5.6000	5/15/2018	1,151,980
1,000,000	AT&T, Inc.	5.6250	6/15/2016	1,139,470
500,000	BellSouth Corp.	5.2000	9/15/2014	550,185
500,000	Cisco Systems, Inc.	4.9500	2/15/2019	566,820
1,000,000	Verizon Communications, Inc.	5.5000	2/15/2018	1,153,350
500,000	Verizon Global Funding Corp.	4.3750	6/1/2013	529,770
				5,091,575

	TOTAL CORPORATE BONDS (Cost - $46,013,375)			48,824,799

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.7%
$ 2,000,000	Federal Farm Credit Bank	2.5400	3/30/2016	$ 2,022,520
2,000,000	Federal Farm Credit Bank	3.8000	12/14/2017	2,018,700
1,000,000	Federal Farm Credit Bank	4.6700	2/27/2018	1,156,940
1,500,000	Federal Home Loan Mortgage Corp.	2.5200	12/9/2014	1,588,770
500,000	Federal Home Loan Mortgage Corp.	2.2500	12/21/2015	502,495
1,000,000	Tennessee Valley Authority	4.5000	4/1/2018	1,157,750
2,000,000	United States Treasury Inflation Indexed Bonds	0.5000	4/15/2015	2,187,460
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,299,672)			10,634,635

	MONEY MARKET FUND - 5.7%
3,617,038	BlackRock Liquidity Funds TempCash Portfolio	0.0100+		3,617,038
	TOTAL MONEY MARKET FUNDS (Cost - $3,617,038)			3,617,038

	TOTAL INVESTMENTS - 99.0% (Cost - $59,930,085)			$63,076,472
	OTHER ASSETS LESS LIABILITIES - 1.0%			631,221
	NET ASSETS - 100.0%			$63,707,693

+ Variable rate security. Rate shown is as of August 31, 2011.

At August 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:
				$ 3,158,491
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:
				(12,104)
Net unrealized appreciation				$ 3,146,387

North Country Funds
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2011 for the Funds assets and liabilities measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 83,538,671	$ -	$ -	$ 83,538,671
Money Market Funds	1,780,288	-	-	$ 1,780,288
Total	$ 85,318,959	$ -	$ -	$ 85,318,959
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 48,824,799	$ -	$ 48,824,799
U.S. Government & Agency Obligations		$ 10,634,635		$ 10,634,635
Money Market Funds	$ 3,617,038			$ 3,617,038
Total	$ 3,617,038	$ 59,459,434	$ -	$ 63,076,472
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       10/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      10/26/11

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      10/26/11